EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.81%
397,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	$ 383,105
9,603	AmeriCredit Automobile Receivables Trust Series 2022-1 Class A2 2.05%, 01/20/2026	9,584
500,000	AMSR Trust(b) Series 2019-SFR1 Class B 3.02%, 01/19/2039	450,100
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2023-4A Class A
370,000	5.49%, 06/20/2029	360,024
	Series 2023-8A Class A
281,000	6.02%, 02/20/2030	278,690
545,000	Ballyrock Ltd(b)(c) Series 2023-24A Class A1 7.03%, 07/15/2036 3-mo. SOFR + 1.77%	545,957
189,736	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	175,599
586,756	CNH Capital Canada Receivables Trust(b) Series 2021-1A Class A2 CAD, 1.00%, 11/16/2026	417,107
121,528	CyrusOne Data Centers Issuer I LLC(b) Series 2023-1A Class B 5.45%, 04/20/2048	103,001
104,586	E-Carat 11 PLC(c) GBP, 5.78%, 05/18/2028 1-day SONIA + 0.58%	127,612
212,000	Ent Auto Receivables Trust(b) Series 2023-1A Class A3 6.24%, 01/16/2029	212,135
478,973	Exeter Automobile Receivables Trust Series 2021-2A Class C 0.98%, 06/15/2026	471,073
1,232,000	Ford Auto Securitization Trust II Asset-Backed Notes(b) Series 2022-AA Class A3 CAD, 5.40%, 09/15/2028	896,997
550,000	Invesco Ltd(b)(c) Series 2023-3A Class A 7.22%, 07/15/2036 3-mo. SOFR + 1.80%	549,933
408,942	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 6.55%, 01/17/2038 1-mo. SOFR + 1.21%	408,747
721,416	MBarc Credit Canada Inc(b) Series 2021-AA Class A3 CAD, 0.93%, 02/17/2026	528,757
257,560	Mosaic Solar Loan Trust(b) Series 2023-2A Class A 5.36%, 09/22/2053	243,547
Principal Amount(a)		Fair Value
Non-Agency — (continued)
539,672	Octagon 61 Ltd(b)(c) Series 2023-2A Class A 6.92%, 04/20/2036 3-mo. SOFR + 1.85%	$ 539,423
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	874,789
134,719	Oscar US Funding X LLC(b) Series 2019-10 Class A4 3.27%, 05/10/2026	134,223
250,399	Purewest Funding LLC(b) Series 2021-1 Class A1 4.09%, 12/22/2036	237,460
575,000	Regatta XXV Funding Ltd(b)(c) Series 2023-1A Class A 7.15%, 07/15/2036 3-mo. SOFR + 1.90%	576,370
565,000	Retained Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2A 5.00%, 09/15/2048	511,254
326,558	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	296,333
156,000	Stack Infrastructure Issuer LLC(b) Series 2023-1A Class A2 5.90%, 03/25/2048	148,509
852,833	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	719,160
	Tricon American Homes Trust(b)
	Series 2017-SFR2 Class A
1,130,217	2.93%, 01/17/2036	1,117,756
	Series 2019-SFR1 Class A
569,423	2.75%, 03/17/2038	528,715
518,139	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	470,946
574,000	Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.32%, 03/16/2048	550,458
		12,867,364
U.S. Government Agency — 0.17%
285,646	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	262,740

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
545,921	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	$ 500,058
		762,798
TOTAL ASSET-BACKED SECURITIES — 2.98% (Cost $14,305,855)		$13,630,162
CORPORATE BONDS AND NOTES
Basic Materials — 0.60%
844,000	Celanese US Holdings LLC EUR, 5.34%, 01/19/2029	878,845
	Corp Nacional del Cobre de Chile(b)
540,000	5.95%, 01/08/2034	522,535
220,000	6.30%, 09/08/2053	209,063
200,000	Inversiones CMPC SA(b) 6.13%, 06/23/2033	194,750
700,000	Orano SA EUR, 5.38%, 05/15/2027	747,446
200,000	POSCO(b)(d) 5.75%, 01/17/2028	198,795
		2,751,434
Communications — 2.08%
	AT&T Inc
5,446,000	0.90%, 03/25/2024	5,318,551
580,000	5.40%, 02/15/2034	542,821
160,000	4.50%, 05/15/2035	136,476
	Charter Communications Operating LLC / Charter Communications Operating Capital
683,000	4.80%, 03/01/2050	477,599
558,000	5.25%, 04/01/2053	417,107
924,000	3.85%, 04/01/2061	516,393
700,000	Telefonica Europe BV(e) EUR, 2.88%, Perpetual	643,865
	Verizon Communications Inc
200,000	EUR, 4.25%, 10/31/2030	210,420
1,565,000	2.55%, 03/21/2031	1,246,108
		9,509,340
Consumer, Cyclical — 0.78%
	Ford Motor Co
217,000	3.25%, 02/12/2032	167,234
565,000	6.10%, 08/19/2032	532,181
1,062,000	Nissan Motor Co Ltd(b) 4.81%, 09/17/2030	915,968
200,000	Stellantis Finance US Inc(b) 6.38%, 09/12/2032	196,855
320,000	Stellantis NV EUR, 4.25%, 06/16/2031	324,740
1,400,000	Volkswagen Bank GmbH EUR, 4.63%, 05/03/2031	1,443,442
		3,580,420
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 2.14%
1,056,000	AbbVie Inc 2.95%, 11/21/2026	$ 979,980
	Amgen Inc
450,000	5.60%, 03/02/2043	418,357
510,000	5.65%, 03/02/2053	477,321
450,000	5.75%, 03/02/2063	415,116
	ASTM SpA
800,000	EUR, 1.50%, 01/25/2030	684,856
600,000	EUR, 2.38%, 11/25/2033	483,304
	Autostrade per l'Italia SpA
1,300,000	EUR, 2.00%, 12/04/2028	1,202,322
250,000	EUR, 1.88%, 09/26/2029	222,820
1,556,000	EUR, 2.00%, 01/15/2030	1,372,725
825,000	BAT International Finance PLC EUR, 2.25%, 01/16/2030	735,570
350,000	British American Tobacco PLC(e) EUR, 3.00%, Perpetual	315,919
517,000	Global Payments Inc EUR, 4.88%, 03/17/2031	532,108
230,000	Humana Inc 5.50%, 03/15/2053	209,003
540,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc 3.63%, 01/15/2032	429,954
700,000	Pfizer Investment Enterprises Pte Ltd 5.30%, 05/19/2053	650,407
	Thermo Fisher Scientific Finance I BV
150,000	EUR, 1.63%, 10/18/2041	102,279
260,000	EUR, 2.00%, 10/18/2051	161,980
646,000	Viatris Inc 4.00%, 06/22/2050	390,529
		9,784,550
Energy — 2.74%
	Columbia Pipelines Operating Co LLC(b)
394,000	5.93%, 08/15/2030	388,928
777,000	6.04%, 11/15/2033	758,433
480,000	Enbridge Inc 8.50%, 01/15/2084	476,050
290,000	MPLX LP 5.00%, 03/01/2033	264,259
171,180,000	Petroleos Mexicanos MXN, 7.19%, 09/12/2024	9,184,442
1,300,000	Wintershall Dea Finance 2 BV(e) EUR, 3.00%, Perpetual	1,098,592
400,000	Wintershall Dea Finance BV EUR, 1.82%, 09/25/2031	333,522
		12,504,226
Financial — 12.91%
430,000	Ally Financial Inc 6.99%, 06/13/2029	420,753

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
100,000	Athora Holding Ltd EUR, 6.63%, 06/16/2028	$ 103,375
1,022,000	Athora Netherlands NV EUR, 5.38%, 08/31/2032	998,190
	Avolon Holdings Funding Ltd(b)
2,599,000	4.25%, 04/15/2026	2,442,790
1,692,000	2.75%, 02/21/2028	1,433,636
700,000	Banco de Credito Social Cooperativo SA EUR, 5.25%, 11/27/2031	630,070
1,200,000	Banco de Sabadell SA(e) EUR, 5.75%, Perpetual	1,090,067
297,000	Bank of America Corp EUR, 0.69%, 03/22/2031	245,663
	Barclays PLC
320,000	GBP, 9.25%, Perpetual(e)	356,603
1,226,000	EUR, 5.26%, 01/29/2034	1,275,901
720,000	Berkshire Hathaway Finance Corp EUR, 1.50%, 03/18/2030	652,053
	BNP Paribas SA
990,000	7.75%, Perpetual(b)(e)	939,772
200,000	EUR, 3.63%, 09/01/2029	200,520
1,400,000	BPCE SA EUR, 2.13%, 10/13/2046	1,077,011
880,000	CaixaBank SA(b) 6.84%, 09/13/2034	862,109
500,000	Citigroup Inc 4.91%, 05/24/2033	454,953
1,200,000	Commerzbank AG(e) EUR, 6.13%, Perpetual	1,140,244
	Deutsche Bank AG
2,300,000	EUR, 1.75%, 11/19/2030	1,925,318
300,000	EUR, 5.63%, 05/19/2031	307,089
1,700,000	3.55%, 09/18/2031	1,370,548
325,000	Digital Euro Finco LLC REIT EUR, 2.63%, 04/15/2024	338,490
1,225,000	Hammerson Ireland Finance Designated Activity Co REIT EUR, 1.75%, 06/03/2027	1,100,813
8,000	Hammerson PLC REIT GBP, 7.25%, 04/21/2028	9,289
720,000	HSBC Holdings PLC GBP, 6.80%, 09/14/2031	887,529
800,000	Ibercaja Banco SA EUR, 2.75%, 07/23/2030	765,449
218,000	ING Groep NV 6.11%, 09/11/2034	211,702
	Intesa Sanpaolo SpA
1,234,000	EUR, 5.88%, Perpetual(e)	1,045,348
1,120,000	EUR, 7.75%, Perpetual(e)	1,148,597
650,000	8.25%, 11/21/2033(b)	654,750
2,610,000	JPMorgan Chase & Co 3.85%, 06/14/2025	2,563,924
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	938,371
500,000	La Banque Postale SA EUR, 5.50%, 03/05/2034	510,492
200,000	LEG Immobilien SE EUR, 0.88%, 01/17/2029	172,272
Principal Amount(a)		Fair Value
Financial — (continued)
	Logicor Financing SARL
269,000	EUR, 3.25%, 11/13/2028	$ 248,579
158,000	EUR, 1.63%, 01/17/2030	125,993
1,203,000	EUR, 0.88%, 01/14/2031	870,235
144,000	EUR, 2.00%, 01/17/2034	100,957
570,000	Mizuho Financial Group Inc EUR, 4.03%, 09/05/2032	577,002
	Morgan Stanley
1,338,000	EUR, 4.66%, 03/02/2029	1,413,282
1,070,000	5.25%, 04/21/2034	993,474
475,000	MPT Operating Partnership LP / MPT Finance Corp REIT EUR, 0.99%, 10/15/2026	355,232
	Nasdaq Inc
390,000	5.55%, 02/15/2034	372,236
866,000	6.10%, 06/28/2063	805,369
427,000	Nationwide Building Society(e) GBP, 5.75%, Perpetual	442,838
310,000	NatWest Group PLC(e) 6.00%, Perpetual	284,475
690,000	Nomura Holdings Inc 6.18%, 01/18/2033	681,720
500,000	Novo Banco SA EUR, 9.88%, 12/01/2033	546,995
465,000	Permanent TSB Group Holdings PLC EUR, 3.00%, 08/19/2031	436,358
	PNC Financial Services Group Inc
440,000	6.04%, 10/28/2033	427,008
1,110,000	5.94%, 08/18/2034	1,066,512
	Raiffeisen Bank International AG
600,000	EUR, 4.75%, 01/26/2027	622,610
100,000	EUR, 0.05%, 09/01/2027	86,932
900,000	EUR, 2.88%, 06/18/2032	761,601
300,000	EUR, 7.38%, 12/20/2032	308,056
	Realty Income Corp REIT
677,000	EUR, 4.88%, 07/06/2030	710,890
223,000	EUR, 5.13%, 07/06/2034	233,706
2,033,000	Samhallsbyggnadsbolaget i Norden AB(e) EUR, 2.62%, Perpetual	318,540
	SBA Tower Trust REIT(b)
600,000	2.84%, 01/15/2025	574,284
840,000	1.88%, 01/15/2026	759,494
	SELP Finance SARL REIT
320,000	EUR, 3.75%, 08/10/2027	322,271
266,000	EUR, 0.88%, 05/27/2029	221,254
1,416,000	Simon International Finance SCA REIT EUR, 1.13%, 03/19/2033	1,065,163
	Societe Generale SA(e)
300,000	EUR, 7.88%, Perpetual	303,033
350,000	9.38%, Perpetual(b)	342,953
640,000	Sumitomo Mitsui Financial Group Inc 5.77%, 01/13/2033	625,482
419,000	Toronto-Dominion Bank EUR, 1.95%, 04/08/2030	380,436

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Truist Financial Corp
86,000	6.12%, 10/28/2033	$ 82,694
366,000	5.12%, 01/26/2034	327,185
822,000	5.87%, 06/08/2034	773,685
	UBS Group AG
1,360,000	EUR, 0.65%, 01/14/2028	1,253,208
2,600,000	EUR, 7.75%, 03/01/2029	3,034,665
1,029,000	EUR, 0.88%, 11/03/2031	798,330
1,300,000	EUR, 2.88%, 04/02/2032	1,182,676
830,000	9.02%, 11/15/2033(b)	958,496
	US Bancorp
463,000	5.85%, 10/21/2033	438,286
574,000	5.84%, 06/12/2034	541,368
100,000	Vonovia Finance BV EUR, 0.50%, 09/14/2029	81,373
	Vonovia SE
100,000	EUR, 0.63%, 12/14/2029	81,433
700,000	EUR, 2.38%, 03/25/2032	598,573
1,300,000	EUR, 0.75%, 09/01/2032	946,962
703,000	WEA Finance LLC / Westfield UK & Europe Finance PLC REIT(b) 4.75%, 09/17/2044	449,403
	WEA Finance LLC REIT(b)
660,000	2.88%, 01/15/2027	566,937
125,000	4.13%, 09/20/2028	106,389
90,000	4.63%, 09/20/2048	55,234
	Wells Fargo & Co
410,000	5.39%, 04/24/2034	383,312
690,000	5.56%, 07/25/2034	653,350
		58,972,220
Industrial — 0.71%
1,300,000	Abertis Infraestructuras Finance BV(e) EUR, 3.25%, Perpetual	1,252,866
	Cellnex Finance Co SA
400,000	EUR, 2.25%, 04/12/2026	398,854
300,000	EUR, 2.00%, 09/15/2032	248,230
800,000	Cellnex Telecom SA EUR, 1.75%, 10/23/2030	686,138
206,000	Honeywell International Inc EUR, 4.13%, 11/02/2034	213,656
420,000	Johnson Controls International plc EUR, 4.25%, 05/23/2035	426,612
		3,226,356
Technology — 0.72%
	Intel Corp
520,000	4.90%, 08/05/2052	436,179
450,000	5.70%, 02/10/2053	421,988
500,000	5.90%, 02/10/2063	473,993
1,074,000	Oracle Corp 3.65%, 03/25/2041	766,389
1,400,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	1,170,148
		3,268,697
Principal Amount(a)		Fair Value
Utilities — 1.74%
660,000	Chile Electricity LUX MPC SARL(b) 6.01%, 01/20/2033	$ 655,050
	Electricite de France SA
200,000	EUR, 3.00%, Perpetual(e)	178,824
500,000	EUR, 5.38%, Perpetual(e)	514,229
400,000	GBP, 6.00%, Perpetual(e)	450,220
400,000	EUR, 7.50%, Perpetual(e)	430,000
240,000	9.13%, Perpetual(b)(d)(e)	250,017
600,000	EUR, 2.63%, Perpetual(e)	520,167
1,000,000	EUR, 2.00%, 12/09/2049	574,203
200,000	6.90%, 05/23/2053(b)	198,451
310,000	Enel Finance International NV(b) 7.50%, 10/14/2032	330,913
610,000	ESB Finance Designated Activity Co EUR, 3.75%, 01/25/2043	565,191
778,000	National Grid North America Inc EUR, 1.05%, 01/20/2031	646,127
	Suez SACA
800,000	EUR, 2.38%, 05/24/2030	748,370
200,000	EUR, 5.00%, 11/03/2032	216,435
	Vistra Operations Co LLC(b)
1,051,000	3.70%, 01/30/2027	958,647
834,000	4.30%, 07/15/2029	729,192
		7,966,036
TOTAL CORPORATE BONDS AND NOTES — 24.42% (Cost $124,910,219)		$111,563,279
FOREIGN GOVERNMENT BONDS AND NOTES
363,000	Africa Finance Corp 4.38%, 04/17/2026	334,388
	African Export-Import Bank
238,000	2.63%, 05/17/2026	211,820
3,334,000	3.80%, 05/17/2031	2,581,049
	Australia Government Bond
2,650,000	AUD, 4.50%, 04/21/2033	1,707,415
500,000	AUD, 3.00%, 03/21/2047	238,214
3,680,000	Banque Ouest Africaine de Developpement EUR, 2.75%, 01/22/2033	2,763,317
90,000,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.70%, 09/01/2030	92,922
3,625,000	Bundesrepublik Deutschland Bundesanleihe EUR, 1.80%, 08/15/2053	2,920,619
	Canadian Government Bond
2,150,000	CAD, 3.25%, 09/01/2028	1,506,781
2,125,000	CAD, 2.50%, 12/01/2032	1,379,932
240,000	CAD, 2.75%, 12/01/2048	145,652
1,900,000	CAD, 1.75%, 12/01/2053	872,328
44,300,000	China Government Bond CNY, 3.81%, 09/14/2050	6,857,530

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,550,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	$ 255,569
	Estonia Government International Bond
504,000	EUR, 0.13%, 06/10/2030	414,726
2,752,000	EUR, 4.00%, 10/12/2032	2,913,707
	European Union
1,087,000	EUR, 0.40%, 02/04/2037	762,404
460,000	EUR, 0.45%, 07/04/2041	277,109
429,000	EUR, 3.38%, 11/04/2042	421,789
168,000	EUR, 2.63%, 02/04/2048	145,543
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	714,659
	French Republic Government Bond OAT
2,975,000	EUR, 0.25%, 11/25/2026	2,872,419
950,000	EUR, 0.75%, 05/25/2052	473,782
6,251,000	Hellenic Republic Government Bond(b) EUR, 4.38%, 07/18/2038	6,416,552
269,820,000	Hungary Government Bond HUF, 4.75%, 11/24/2032	606,130
286,078,000	Iceland Rikisbref ISK, 4.50%, 02/17/2042	1,591,712
	Indonesia Treasury Bond
18,827,000,000	IDR, 7.00%, 09/15/2030	1,232,021
10,350,000,000	IDR, 7.50%, 04/15/2040	698,784
	Italy Buoni Poliennali Del Tesoro
3,975,000	EUR, 4.40%, 05/01/2033	4,124,107
1,002,000	EUR, 0.95%, 03/01/2037(b)	657,573
699,000	EUR, 2.15%, 03/01/2072(b)	376,613
125,650,000	Japan Government Five Year Bond JPY, 0.01%, 09/20/2026	838,115
80,000,000	Japan Government Forty Year Bond JPY, 1.00%, 03/20/2062	425,482
	Japan Government Ten Year Bond
474,000,000	JPY, 0.60%, 03/20/2024	3,182,753
669,400,000	JPY, 0.10%, 03/20/2027	4,470,565
600,000,000	JPY, 0.10%, 12/20/2027	3,990,337
	Japan Government Thirty Year Bond
589,700,000	JPY, 1.50%, 03/20/2045	3,948,354
163,700,000	JPY, 0.80%, 12/20/2047	928,634
585,200,000	JPY, 0.70%, 12/20/2048	3,196,945
184,350,000	JPY, 0.40%, 03/20/2050	912,054
88,950,000	JPY, 0.70%, 12/20/2050	473,773
	Japan Government Twenty Year Bond
209,100,000	JPY, 2.10%, 12/20/2029	1,542,001
431,500,000	JPY, 1.50%, 06/20/2034	3,082,176
430,900,000	JPY, 1.40%, 12/20/2042	2,874,522
453,200,000	JPY, 1.10%, 03/20/2043	2,861,796
	Kingdom of Belgium Government Bond(b)
1,518,000	EUR, 3.00%, 06/22/2033	1,542,593
1,225,000	EUR, 1.90%, 06/22/2038	1,028,464
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Korea Treasury Bond
10,100,000,000	KRW, 4.25%, 12/10/2032	$ 7,600,360
1,420,000,000	KRW, 3.13%, 09/10/2052	906,852
4,827,000,000	KRW, 3.25%, 03/10/2053	3,159,666
1,500,000	Latvia Government International Bond EUR, 3.88%, 07/12/2033	1,555,363
4,240,000	Malaysia Government Bond MYR, 4.23%, 06/30/2031	917,735
	Mexican Bonos
295,000(f)	MXN, 5.75%, 03/05/2026	1,517,665
766,500(f)	MXN, 8.50%, 05/31/2029(d)	4,111,369
706,000(f)	MXN, 7.75%, 05/29/2031(d)	3,566,358
1,050,000(f)	MXN, 7.50%, 05/26/2033	5,116,577
	Mexico Government International Bond
1,957,000	EUR, 2.13%, 10/25/2051	1,056,037
3,990,000	EUR, 4.00%, 03/15/2115	2,849,548
	New Zealand Government Bond
7,343,000	NZD, 2.00%, 05/15/2032	3,403,587
7,214,000	NZD, 3.50%, 04/14/2033	3,741,230
291,000	Panama Government International Bond 6.88%, 01/31/2036	288,634
393,000	Peru Government Bond(d) PEN, 6.15%, 08/12/2032	96,516
278,629	Portugal Obrigacoes do Tesouro OT(b) EUR, 1.65%, 07/16/2032	252,242
1,480,000	Republic of Austria Government Bond(b) EUR, 2.90%, 05/23/2029	1,539,676
	Republic of Poland Government Bond
2,312,000	PLN, 3.25%, 07/25/2025	513,684
2,200,000	PLN, 6.00%, 10/25/2033	507,167
	Republic of South Africa Government Bond
118,221,477	ZAR, 8.50%, 01/31/2037(d)	4,567,453
90,222,000	ZAR, 8.75%, 01/31/2044	3,329,881
	Romanian Government International Bond
2,229,000	EUR, 2.75%, 02/26/2026	2,238,356
680,000	6.63%, 02/17/2028(b)	687,915
654,000	EUR, 2.88%, 05/26/2028	617,699
1,450,000	EUR, 5.50%, 09/18/2028(b)	1,515,766
350,000	EUR, 6.63%, 09/27/2029(b)	379,226
151,000	EUR, 2.50%, 02/08/2030	130,434
405,000	EUR, 3.62%, 05/26/2030(b)	367,855
98,000	EUR, 3.62%, 05/26/2030	89,012
1,068,000	EUR, 1.75%, 07/13/2030	852,503
584,000	EUR, 2.12%, 07/16/2031	456,901
409,000	EUR, 2.00%, 01/28/2032	310,850
394,000	EUR, 2.00%, 04/14/2033	286,004
286,000	EUR, 6.38%, 09/18/2033(b)	296,326
362,000	EUR, 3.88%, 10/29/2035	297,259
298,000	EUR, 3.38%, 02/08/2038	221,064
2,579,000	EUR, 2.63%, 12/02/2040	1,598,726
2,035,000	EUR, 2.75%, 04/14/2041(d)	1,259,615

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
2,174,000	EUR, 2.88%, 04/13/2042	$ 1,348,622
849,000	EUR, 4.63%, 04/03/2049	664,921
807,000	EUR, 3.38%, 01/28/2050	503,187
270,000	7.63%, 01/17/2053(b)	275,660
800,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	567,491
350,000	Slovenia Government Bond EUR, 4.15%, 02/12/2031	283,227
	Spain Government Bond(b)
7,055,000	EUR, 0.70%, 04/30/2032	5,813,019
267,000	EUR, 2.35%, 07/30/2033	247,658
3,975,000	Sweden Government Bond SEK, 2.25%, 06/01/2032	344,911
1,075,000	Swiss Confederation Government Bond CHF, 0.50%, 06/27/2032	1,119,026
	Thailand Government Bond
22,850,000	THB, 2.00%, 12/17/2031	577,110
19,450,000	THB, 3.39%, 06/17/2037	529,041
	United Kingdom Gilt
1,550,000	GBP, 4.50%, 06/07/2028	1,891,605
569,541	GBP, 4.75%, 12/07/2030	714,581
3,050,000	GBP, 3.25%, 01/31/2033	3,392,282
2,729,140	GBP, 3.50%, 01/22/2045	2,721,268
4,880,000	GBP, 1.25%, 07/31/2051	2,703,570
200,000	GBP, 3.75%, 07/22/2052	202,030
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 36.76% (Cost $203,291,449)		$167,968,050
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.02%
508,932	A&D Mortgage Trust(b)(g) Series 2023-NQM2 Class A1 6.13%, 05/25/2068	501,468
174,685	Brass PLC(b)(h) Series 10A Class A1 0.67%, 04/16/2069	167,767
900,000	BXHPP Trust(b)(c) Series 2021-FILM Class B 6.35%, 08/15/2036 1-mo. SOFR + 1.01%	827,523
316,155	COLT Mortgage Loan Trust(b)(g) Series 2023-2 Class A1 6.60%, 07/25/2068	315,016
1,150,000	COMM Mortgage Trust(b) Series 2020-CX Class A 2.17%, 11/10/2046	875,908
202,500	Lanark Master Issuer PLC(b)(c) Series 2020-1A Class 2A GBP, 5.79%, 12/22/2069 1-day SONIA + 0.57%	247,122
539,499	New Residential Mortgage Loan Trust(b)(h) Series 2022-NQM1 Class A1 2.28%, 04/25/2061	441,901
Principal Amount(a)		Fair Value
Non-Agency — (continued)
271,361	Tower Bridge Funding PLC(c) Series 2021-2 Class A GBP, 6.00%, 11/20/2063 1-day SONIA + 0.78%	$ 330,060
	Verus Securitization Trust(b)(g)
	Series 2023-4 Class A1
298,070	5.81%, 05/25/2068	291,759
	Series 2023-5 Class A1
332,966	6.48%, 06/25/2068	330,934
372,220	Wells Fargo Commercial Mortgage Trust(b)(c) Series 2021-SAVE Class A 6.60%, 02/15/2040 1-mo. SOFR + 1.26%	355,431
		4,684,889
U.S. Government Agency — 17.13%
529,293	Federal Agricultural Mortgage Corp Trust(b)(h) Series 2021-1 Class A 2.18%, 01/25/2051	406,682
	Federal Home Loan Mortgage Corp
771,272	3.00%, 05/01/2050	647,462
1,186,213	2.50%, 10/01/2050	956,241
880,188	2.00%, 08/01/2051	675,625
3,918,434	2.00%, 04/01/2052	3,003,836
2,170,743	3.50%, 06/01/2052	1,868,341
4,166,363	4.00%, 06/01/2052	3,711,246
2,599,902	5.00%, 07/01/2052	2,455,740
153,722	Federal Home Loan Mortgage Corp Multifamily Structured Credit Risk(b)(c) Series 2021-MN1 Class M1 7.31%, 01/25/2051 1-mo. SOFR + 2.00%	148,933
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series KC02 Class A2
283,853	3.37%, 07/25/2025	273,917
	Series KL3W Class AFLW
403,086	5.88%, 08/25/2025(c) 1-mo. SOFR + 0.56%	403,330
	Federal National Mortgage Association
2,905,253	3.00%, 06/01/2050	2,443,927
4,595,455	2.50%, 09/01/2050	3,721,345
3,852,794	2.00%, 01/01/2051	2,947,674
2,841,154	2.50%, 08/01/2051	2,285,962
2,156,713	2.00%, 11/01/2051	1,662,703
3,064,882	2.50%, 04/01/2052	2,466,204
4,406,900	4.00%, 06/01/2052	3,927,249
8,092,882	4.50%, 06/01/2052	7,434,763
3,501,414	5.00%, 07/01/2052	3,305,682
463,455	5.00%, 10/01/2052	437,576
	Government National Mortgage Association
8,000,000	3.50%, TBA	7,006,875
3,000,000	6.00%, TBA	2,972,578

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
147,196	4.50%, 06/25/2057	$ 139,543
	Series 2018-4 Class M55D
235,337	4.00%, 03/25/2058	219,259
	Series 2019-3 Class M55D
187,014	4.00%, 10/25/2058	172,973
	Series 2020-3 Class TTU
277,421	2.50%, 05/25/2060	247,820
	Seasoned Loans Structured Transaction Trust
	Series 2018-2 Class A1
268,922	3.50%, 11/25/2028	251,245
	Series 2019-1 Class A2
400,000	3.50%, 05/25/2029	360,253
	Series 2019-2 Class A1C
307,179	2.75%, 09/25/2029	277,793
	Series 2019-3 Class A2C
500,000	2.75%, 11/25/2029	418,114
	Uniform Mortgage-Backed Security(i)
5,700,000	2.00%, TBA	4,335,117
3,000,000	2.50%, TBA	2,380,893
6,290,000	3.00%, TBA	5,200,306
2,170,000	5.50%, TBA	2,097,017
7,100,000	6.00%, TBA	7,006,812
		78,271,036
TOTAL MORTGAGE-BACKED SECURITIES — 18.15% (Cost $89,225,264)		$82,955,925
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
9,000,000	2.25%, 03/31/2024	8,859,023
5,000,000	0.50%, 03/31/2025	4,659,179
2,900,000	2.25%, 11/15/2027	2,637,414
6,475,000	5.50%, 08/15/2028(d)	6,710,730
5,825,000	4.38%, 08/31/2028	5,767,205
575,000	3.88%, 12/31/2029	550,810
9,350,000	4.00%, 07/31/2030	9,006,680
5,475,000	3.63%, 02/15/2053	4,527,996
2,375,000	4.13%, 08/15/2053	2,156,055
TOTAL U.S. TREASURY BONDS AND NOTES — 9.82% (Cost $46,529,084)		$44,875,092
Contract Size		Fair Value
PURCHASED OPTIONS
564,000	USD/JPY Currency Put Option, exercise price $147.55, expiration October 16, 2023, notional amount JPY 564,000	$ 1,526
TOTAL PURCHASED OPTIONS — 0.00%(j) (Cost $3,097)		$1,526
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 6.85%
$ 31,600,000	U.S. Treasury Bills(k) 5.28%, 11/30/2023	31,319,864
Repurchase Agreements — 2.34%
3,206,129	Undivided interest of 2.94% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $3,206,129 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(l)	3,206,129
3,740,484	Undivided interest of 3.30% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $3,740,484 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(l)	3,740,484

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$ 3,740,484	Undivided interest of 3.37% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $3,740,484 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(l)
$ 3,740,484
10,687,097
TOTAL SHORT TERM INVESTMENTS — 9.19% (Cost $42,006,961)	$42,006,961
TOTAL INVESTMENTS — 101.32% (Cost $520,271,929)	$463,000,995
OTHER ASSETS & LIABILITIES, NET — (1.32)%	$(6,049,754)
TOTAL NET ASSETS — 100.00%	$456,951,241
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2023.
(d)	All or a portion of the security is on loan at September 29, 2023.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 29, 2023. Maturity date disclosed represents final maturity date.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(j)	Represents less than 0.005% of net assets.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
TBA	To Be Announced
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
10 Year Commonwealth Treasury Futures	97	AUD	9,264	Dec 2023	$(182,234)
Canadian 10 Year Bond Futures	58	CAD	6,678	Dec 2023	(85,799)
Euro-BTP Futures	147	EUR	16,130	Dec 2023	(420,088)
Euro-OAT Futures	48	EUR	5,914	Dec 2023	(156,020)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Euro-Schatz Futures	35	EUR	3,675	Dec 2023	$(12,734)
U.S. 10 Year Treasury Note Futures	710	USD	76,724	Dec 2023	(450,655)
U.S. 10 Year Treasury Ultra Futures	9	USD	1,004	Dec 2023	(3,534)
U.S. 2 Year Treasury Note Futures	45	USD	9,122	Dec 2023	(24,141)
U.S. 5 Year Treasury Note Futures	176	USD	18,543	Dec 2023	(133,464)
U.S. Long Bond Futures	42	USD	4,779	Dec 2023	(199,866)
U.S. Ultra Bond Futures	41	USD	4,866	Dec 2023	(338,668)
Short
Canadian 10 Year Bond Futures	172	CAD	19,802	Dec 2023	408,036
Euro-Bobl Futures	148	EUR	17,131	Dec 2023	220,381
Euro-Bund Futures	231	EUR	29,716	Dec 2023	668,998
Euro-Buxl 30 Year Bond Futures	46	EUR	5,628	Dec 2023	491,594
Euro-OAT Futures	70	EUR	8,624	Dec 2023	18,872
Japan 10 Year Bond Futures	34	JPY	4,928,640	Dec 2023	242,720
Long Gilt Futures	145	GBP	13,653	Dec 2023	214,238
U.S. 10 Year Treasury Ultra Futures	96	USD	10,710	Dec 2023	287,095
U.S. 5 Year Treasury Note Futures	5	USD	527	Dec 2023	6,476
U.S. Ultra Bond Futures	62	USD	7,359	Dec 2023	312,777
				Net Appreciation	$863,984
At September 29, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
ANZ	NZD	6,550,000	USD	3,877,787	10/19/2023	$47,994
BA	CLP	1,582,404,439	USD	1,863,544	10/19/2023	(91,020)
BA	CLP	100,984,000	USD	111,511	10/30/2023	1,338
BA	CNY	141,606,374	USD	19,834,144	10/19/2023	(481,798)
BA	IDR	3,836,524,000	USD	249,097	10/30/2023	(1,469)
BA	KRW	1,451,476,601	USD	1,091,664	10/19/2023	(16,528)
BA	MXN	6,736,552	USD	380,854	10/19/2023	4,307
BA	PLN	463,311	EUR	99,660	10/19/2023	263
BA	TWD	7,246,000	USD	225,407	10/30/2023	(224)
BA	USD	863,020	KRW	1,154,159,824	10/19/2023	8,112
BA	USD	581,105	KRW	784,131,000	10/30/2023	392
BB	CLP	191,961,593	USD	222,903	10/19/2023	(7,878)
BB	CNY	4,000,000	USD	554,109	10/30/2023	(7,680)
BB	EUR	1,351,119	HUF	527,697,705	10/19/2023	49,846
BB	EUR	99,445	HUF	38,513,000	10/30/2023	2,317
BB	EUR	285,421	PLN	1,270,175	10/19/2023	13,078
BB	EUR	900,000	USD	961,537	10/30/2023	(8,757)
BB	GBP	845,000	USD	1,047,047	10/30/2023	(15,776)
BB	JPY	111,600,000	USD	761,008	10/30/2023	(9,941)
BB	MXN	27,348,135	USD	1,542,115	10/19/2023	21,513
BB	NOK	2,161,000	USD	201,142	10/30/2023	1,089
BB	PLN	1,352,058	EUR	291,241	10/19/2023	(45)
BB	SEK	5,292,000	USD	475,857	10/30/2023	9,159
BB	USD	3,392,090	CLP	2,780,971,434	10/19/2023	276,996
BB	USD	334,210	CNY	2,435,356	10/19/2023	1,387
BB	USD	7,000,000	EUR	6,336,996	10/19/2023	294,516
BB	USD	592,774	HUF	214,354,000	10/30/2023	14,243
BB	USD	571,020	INR	47,317,040	10/19/2023	2,368
BB	USD	223,382	INR	18,605,000	10/30/2023	24
BB	USD	12,543,157	MXN	218,212,293	10/19/2023	66,887
BB	USD	225,986	TWD	7,246,000	10/30/2023	802
BB	USD	320,000	ZAR	5,688,618	10/19/2023	20,072
BBH	CAD	316,971	USD	240,000	10/19/2023	(6,550)
BBH	CHF	131,282	EUR	137,441	10/19/2023	(1,129)
BBH	EUR	517,167	USD	550,000	10/19/2023	(2,761)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BBH	JPY	172,946,846	USD	1,220,000	10/19/2023	$(58,395)
BBH	MXN	1,888,454	USD	110,000	10/19/2023	(2,028)
BBH	NOK	23,264,343	EUR	2,027,822	10/19/2023	15,917
BBH	RON	813,212	USD	180,035	10/19/2023	(7,263)
BBH	USD	148,112	CAD	200,000	10/19/2023	811
BBH	USD	1,439,505	EUR	1,345,000	10/19/2023	16,295
BBH	USD	872,915	GBP	700,000	10/19/2023	18,688
BBH	USD	1,918,472	MXN	32,950,000	10/19/2023	34,558
BBH	USD	1,187,220	ZAR	22,385,526	10/19/2023	6,961
BDS	BRL	645,320	USD	131,344	11/03/2023	(3,610)
BNP	CAD	7,818,010	USD	5,920,986	10/19/2023	(162,987)
BNP	EUR	3,047,274	CHF	2,941,282	10/19/2023	(6,563)
BNP	EUR	11,591,791	USD	12,794,966	10/19/2023	(529,127)
BNP	GBP	949,956	USD	1,230,000	10/19/2023	(70,745)
BNP	HUF	351,540,378	EUR	883,494	10/19/2023	(7,550)
BNP	ILS	13,563,995	USD	3,673,891	10/19/2023	(114,720)
BNP	INR	360,219,496	USD	4,356,591	10/19/2023	(27,499)
BNP	MXN	6,573,373	USD	370,216	10/19/2023	5,616
BNP	MYR	3,496,800	USD	757,375	10/19/2023	(11,504)
BNP	NOK	2,248,722	USD	222,780	10/19/2023	(12,415)
BNP	PLN	1,787,606	EUR	384,396	10/19/2023	(70)
BNP	SEK	8,388,841	USD	793,376	10/19/2023	(24,896)
BNP	USD	13,201	CNY	94,620	10/19/2023	270
BNP	USD	32,107,198	EUR	28,996,884	10/19/2023	1,424,182
BNP	USD	880,000	GBP	671,598	10/19/2023	60,433
BNP	USD	3,653	INR	302,316	10/19/2023	20
BNP	USD	3,899,904	NZD	6,305,000	10/19/2023	120,965
CA	USD	3,100,159	CLP	2,560,700,530	10/19/2023	231,801
CA	USD	600,000	THB	21,454,080	10/19/2023	11,664
CGM	AUD	262,000	EUR	158,383	10/30/2023	1,007
CGM	AUD	163,863	USD	110,000	10/19/2023	(4,563)
CGM	CAD	288,000	EUR	201,002	10/30/2023	(186)
CGM	CHF	204,000	USD	224,500	10/30/2023	(890)
CGM	CLP	956,154,000	USD	1,110,000	10/19/2023	(38,968)
CGM	CNY	6,398,852	USD	900,000	10/19/2023	(25,514)
CGM	CNY	97,968,364	USD	13,431,991	10/30/2023	(48,816)
CGM	CZK	5,182,000	EUR	212,219	10/30/2023	(1,002)
CGM	DKK	1,039,000	USD	149,292	10/30/2023	(1,773)
CGM	EUR	405,182	CAD	576,000	10/30/2023	5,279
CGM	EUR	179,467	CZK	4,402,000	10/30/2023	(38)
CGM	EUR	6,105,945	GBP	5,228,884	10/19/2023	120,921
CGM	EUR	313,392	PLN	1,397,050	10/19/2023	14,407
CGM	EUR	4,145,635	USD	4,440,000	10/19/2023	(53,302)
CGM	GBP	838,997	USD	1,083,475	10/19/2023	(59,626)
CGM	GBP	129,300	USD	158,281	10/30/2023	(478)
CGM	JPY	21,529,000	EUR	136,899	10/30/2023	568
CGM	JPY	83,140,000	USD	565,419	10/30/2023	(5,887)
CGM	KRW	3,033,299,810	USD	2,358,452	10/19/2023	(111,630)
CGM	PLN	1,209,921	EUR	257,529	10/19/2023	1,644
CGM	PLN	975,000	HUF	82,547,059	10/30/2023	(99)
CGM	SEK	1,253,000	USD	115,381	10/30/2023	(543)
CGM	USD	18,770	AUD	28,088	10/19/2023	697
CGM	USD	2,815,580	EUR	2,631,000	10/30/2023	30,285
CGM	USD	8,775,533	KRW	11,619,508,000	10/30/2023	170,340
CGM	USD	110,610	MXN	1,947,000	10/30/2023	(490)
CGM	USD	6,918,825	NZD	11,651,000	10/30/2023	(64,298)
CGM	USD	113,379	SEK	1,253,000	10/30/2023	(1,459)
CGM	ZAR	11,488,753	USD	616,004	10/19/2023	(10,269)
GS	AUD	290,000	USD	186,449	10/30/2023	228
GS	BRL	311,284	USD	63,811	10/03/2023	(1,920)
GS	CLP	1,364,919,172	USD	1,660,182	10/19/2023	(131,273)
GS	EUR	321,047	NZD	570,000	10/30/2023	(1,556)
GS	EUR	680,063	PLN	3,025,602	10/19/2023	31,144
GS	EUR	213,097	SEK	2,474,000	10/30/2023	211
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
GS	HUF	83,257,463	PLN	975,000	10/30/2023	$172
GS	IDR	3,469,216,000	USD	222,543	10/30/2023	1,378
GS	MXN	8,091,995	USD	472,000	10/30/2023	(10,253)
GS	RON	710,000	USD	152,485	10/30/2023	(1,677)
GS	SEK	1,230,000	USD	113,222	10/30/2023	(492)
GS	USD	424,879	CNY	3,100,000	10/30/2023	1,397
GS	USD	485,000	EUR	454,590	10/30/2023	3,751
GS	USD	1,630,163	MXN	27,905,856	10/19/2023	34,648
GS	USD	6,613,218	MXN	113,806,000	10/30/2023	119,197
GS	USD	155,883	MYR	730,000	10/30/2023	48
GS	USD	328,398	PLN	1,332,161	10/19/2023	23,611
GS	USD	111,669	SEK	1,230,000	10/30/2023	(1,061)
GS	USD	98,436	SGD	134,000	10/30/2023	272
HSB	CAD	1,543,000	USD	1,152,244	10/30/2023	(15,599)
HSB	CLP	91,620,000	USD	103,216	10/30/2023	(832)
HSB	CNY	800,000	USD	109,715	10/30/2023	(430)
HSB	COP	940,251,000	USD	237,257	10/30/2023	(8,851)
HSB	CZK	2,615,000	USD	114,102	10/30/2023	(925)
HSB	EUR	115,134	PLN	538,000	10/30/2023	(812)
HSB	EUR	240,000	USD	253,205	10/30/2023	870
HSB	ILS	1,120,000	USD	294,276	10/30/2023	(249)
HSB	KRW	1,514,931,552	USD	1,138,336	10/19/2023	(16,198)
HSB	NZD	285,000	EUR	157,967	10/30/2023	3,183
HSB	PEN	450,000	USD	121,049	10/30/2023	(2,394)
HSB	THB	4,258,456	USD	118,555	10/30/2023	(1,851)
HSB	USD	423,650	CNY	3,087,728	10/19/2023	1,672
HSB	USD	825,780	EUR	780,000	10/30/2023	37
HSB	USD	2,056,109	GBP	1,676,000	10/30/2023	10,654
HSB	USD	1,405,152	INR	116,326,933	10/19/2023	7,143
HSB	USD	250,425	PLN	1,093,000	10/30/2023	424
HSB	USD	3,435,513	ZAR	65,227,000	10/30/2023	(226)
JPM	EUR	867,209	USD	940,000	10/19/2023	(22,363)
JPM	JPY	114,462,383	USD	813,780	10/19/2023	(44,988)
JPM	KRW	298,132,120	USD	220,000	10/19/2023	832
JPM	THB	30,717,970	USD	891,967	10/19/2023	(49,587)
JPM	USD	533,833	EUR	500,000	10/19/2023	4,759
JPM	USD	586,424	GBP	460,000	10/19/2023	25,075
JPM	USD	740,000	JPY	101,162,174	10/19/2023	60,540
JPM	USD	2,655,411	MXN	45,563,774	10/19/2023	50,306
MS	CHF	1,051,360	USD	1,209,194	10/19/2023	(58,134)
MS	COP	802,070,169	USD	188,803	10/19/2023	6,646
MS	CZK	3,469,237	USD	158,834	10/19/2023	(8,611)
MS	EUR	43,448	HUF	17,408,689	10/19/2023	240
MS	EUR	761,123	PLN	3,388,520	10/19/2023	34,902
MS	KRW	287,224,960	USD	220,000	10/19/2023	(7,247)
MS	PEN	73,522	USD	20,059	10/19/2023	(664)
MS	PLN	1,699,375	EUR	362,471	10/19/2023	2,320
MS	PLN	1,288,229	USD	317,299	10/19/2023	(22,564)
MS	USD	160,000	CLP	132,113,600	10/19/2023	12,014
MS	USD	167,105	CNY	1,217,027	10/19/2023	783
MS	USD	850,000	GBP	668,417	10/19/2023	34,314
MS	USD	408,306	IDR	6,232,750,717	10/19/2023	5,679
MS	USD	8,511,986	JPY	1,176,116,541	10/19/2023	612,548
MS	USD	691,927	MXN	12,210,000	10/19/2023	(6,179)
MS	USD	12,418	PHP	692,231	10/19/2023	192
MS	ZAR	4,228,896	USD	220,000	10/19/2023	2,965
RBS	AUD	3,215,844	USD	2,156,291	10/19/2023	(87,073)
RBS	USD	350,996	CNY	2,557,777	10/19/2023	1,442
RBS	USD	871,194	INR	72,108,758	10/19/2023	4,596
RCM	AUD	1,897,000	USD	1,227,277	10/30/2023	(6,157)
RCM	CHF	201,000	USD	224,786	10/30/2023	(4,464)
RCM	GBP	200,000	USD	245,973	10/30/2023	(1,885)
RCM	JPY	2,267,487,000	USD	15,439,944	10/30/2023	(179,761)
RCM	USD	229,410	AUD	355,000	10/30/2023	892
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
RCM	USD	228,717	JPY	33,629,000	10/30/2023	$2,394
RCM	USD	100,171	NZD	169,000	10/30/2023	(1,121)
SAH	CLP	267,204,115	USD	310,161	10/19/2023	(10,854)
SAH	CNY	1,802,050	USD	250,000	10/19/2023	(3,726)
SAH	USD	132,419	BRL	645,320	11/03/2023	4,686
SAH	USD	174,045	CNY	1,267,955	10/19/2023	763
SEB	SEK	36,969,151	EUR	3,120,000	10/19/2023	101,957
SG	CNY	2,583,576	USD	360,000	10/19/2023	(6,921)
SSB	EUR	188,893	USD	200,000	10/19/2023	(123)
SSB	INR	11,544,946	USD	140,000	10/19/2023	(1,254)
SSB	USD	2,027,182	MXN	34,354,000	10/19/2023	62,994
TD	DKK	3,204,318	USD	476,544	10/19/2023	(21,850)
TD	JPY	297,468,241	USD	2,164,383	10/19/2023	(166,424)
TD	MXN	6,483,271	USD	366,815	10/19/2023	3,866
TD	USD	167,105	CNY	1,218,062	10/19/2023	641
TD	USD	332,780	MXN	5,652,065	10/19/2023	9,623
TD	USD	4,552,336	ZAR	85,667,895	10/19/2023	35,565
UBS	CHF	2,810,000	EUR	2,958,611	10/19/2023	(37,578)
UBS	CLP	1,123,212,810	USD	1,333,210	10/19/2023	(75,048)
UBS	CNY	3,056,235	USD	430,000	10/19/2023	(12,326)
UBS	EUR	1,050,000	NOK	11,783,999	10/19/2023	1,620
UBS	HUF	193,566,015	EUR	486,506	10/19/2023	(4,156)
UBS	HUF	55,172,568	USD	159,617	10/19/2023	(10,395)
UBS	ILS	339,381	USD	89,058	10/19/2023	(5)
UBS	NZD	903,757	USD	550,255	10/19/2023	(8,583)
UBS	PLN	2,673,115	EUR	574,702	10/19/2023	2,432
UBS	USD	602,889	CNY	4,393,130	10/19/2023	2,511
UBS	USD	5,078,763	EUR	4,500,000	10/19/2023	317,094
UBS	USD	1,638,980	INR	135,793,552	10/19/2023	7,022
UBS	USD	1,366,980	KRW	1,832,778,408	10/19/2023	9,407
UBS	USD	180,000	THB	6,422,022	10/19/2023	3,889
WF	JPY	2,013,509,323	USD	13,655,647	10/19/2023	(131,824)
WF	SGD	743,586	USD	556,423	10/19/2023	(11,972)
					Net Appreciation	$1,476,386
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Payment Frequency
Buy Credit Protection
iTraxx Europe Crossover Series 39 Version 2	EUR	7,550	$(408,385)	$(125,422)	5.00%	06/20/2028	$(282,963)	3.67%	Quarterly
iTraxx Europe Series 40 Version 1	EUR	42,980	(430,745)	(474,934)	1.00	12/20/2028	44,189	0.79	Quarterly
CDX.NA.IG.41-Version 1(c)	USD	24,380	(237,076)	(347,677)	1.00	12/20/2028	110,601	0.74	Quarterly
iTraxx Europe Senior Financials Series 40 Version 1	EUR	9,920	(46,470)	(69,183)	1.00	12/20/2028	22,713	0.91	Quarterly
Sell Credit Protection
CDX.NA.IG.41(c)	USD	4,285	52,277	52,163	1.00	12/20/2028	114	0.74	Quarterly
						Net Depreciation	$(105,346)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
At September 29, 2023, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
5.22%	3-mo. NZD BBR FRA	NZD	39,700	10/19/2025	$(221,467)	Quarterly
4.72%	1-day CORRA	CAD	36,500	10/19/2025	(129,452)	Semi Annual
12.98%	1-day BR4CDI	BRL	2,088	01/04/2027	29,171	At Maturity
4.29%	6-mo. NOK NIBOR OIBOR	NOK	53,400	10/19/2028	(28,289)	Semi Annual
3.57%	3-mo. KRW CD KSDA	KRW	3,300,000	10/19/2028	(26,489)	Quarterly
3.60%	3-mo. KLIBOR	MYR	8,400	10/19/2028	(22,437)	Quarterly
3.64%	3-mo. ILS TELBOR01	ILS	1,800	10/19/2028	(14,242)	Quarterly
3.37%	6-mo. EURIBOR	EUR	2,251	10/19/2028	(4,037)	Semi Annual
3.93%	6-mo. CZK PRIBOR PRBO	CZK	1,789	10/19/2028	(2,442)	Semi Annual
3-mo. SEK STIBOR SIDE	3.57%	SEK	51,900	10/19/2028	(56)	Quarterly
2.44%	7-day CNYOFFIRS	CNY	187,620	10/19/2028	31,121	Quarterly
3.96%	3-mo. KRW CD KSDA	KRW	3,722,200	01/19/2033	32,491	Quarterly
4.04%	6-mo. AUD BBR BBSW	AUD	3,860	03/22/2033	(131,971)	Semi Annual
1-day JPY TONA OIS	0.76%	JPY	770,000	10/19/2033	110,058	Annual
1-day CORRA	3.56%	CAD	8,300	10/19/2033	166,560	Semi Annual
				Net Depreciation	$(211,481)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following outstanding centrally cleared inflation swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount		Termination Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
2.66%	1-mo. EUR EXT CPI	EUR	14,019	06/15/2043	3,569	At Maturity
2.61%	1-mo. EUR EXT CPI	EUR	13,481	06/15/2043	(8,033)	At Maturity
2.70%	1-mo. EUR EXT CPI	EUR	12,199	09/15/2043	9,218	At Maturity
2.80%	1-mo. EUR EXT CPI	EUR	64,220	07/28/2053	100,667	At Maturity
CPI URNSA	2.53%	USD	95,230	07/28/2053	159,002	At Maturity
2.71%	1-mo. EUR EXT CPI	EUR	4,801	09/15/2043	4,682	At Maturity
				Net Appreciation	$269,105
At September 29, 2023, the Fund held the following OTC total return swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Counterparty	Termination Date	Value	Upfront Payments/ Receipts	Net Unrealized App/Dep	Payment Frequency
3-mo. EURIBOR	0.00%	EUR	102	JPM	12/20/2023	142	397	(255)	Quarterly
3-mo. EURIBOR	0.00%	EUR	2,500	JPM	12/20/2023	3,525	16,174	(12,649)	Quarterly
3-mo. SOFR	0.00%	USD	6,500	JPM	10/20/2023	56,005	3,906	52,099	Quarterly
						$59,672	$20,477	$39,195
At September 29, 2023, the Fund held the following exchange traded written options:
Description	Counterparty	Number of Contracts	Exercise Price		Expiration Date	Notional Amount (000)		Premium Received/ (Paid)	Fair Value
Put
USD/JPY Currency Option	BB	-	USD	146.10	10/16/2023	USD	564	$(1,416)	$(650)
Call
USD/JPY Currency Option	BB	-	USD	151.00	10/16/2023	USD	564	(784)	(955)
								$(2,200)	$(1,605)
At September 29, 2023, the Fund held the following OTC written swaptions:
Description	Counterparty	Rate Received by the Fund	Rate Paid by the Fund	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Put
Credit Default Swaption, strike price EUR 0.93	GS	iTraxx Europe Series 40	0.93%	11/15/2023	EUR	21,200	$(20,384)	$(24,980)
Credit Default Swaption, strike price $0.88	GS	CDX.NA.IG.41	0.88%	11/15/2023	USD	21,850	(20,211)	(17,362)
							$(40,595)	$(42,342)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023, the Fund held the following OTC purchased swaptions:
Description	Counterparty	Rate Received by the Fund	Rate Paid by the Fund	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Put
Credit Default Swaption, strike price EUR 0.73	GS	iTraxx Europe Series 40	0.73%	11/15/2023	EUR	21,200	$16,949	$11,716
Credit Default Swaption, strike price $0.70	GS	CDX.NA.IG.41	0.70%	11/15/2023	USD	21,850	$18,846	18,413
							$35,795	$30,129
Counterparty Abbreviations
ANZ	ANZ McCaughan Australia
AUD BBR BBSW	Australian Bank Bill is the interest rate banks charge each other for short-term loans.
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BDS	Banco Santander
BNP	BNP Paribas Securities Corp
BR4CDI	Brazil Cetip Interbank Deposit
CA	Credit Agricole
CGM	Citigroup Global Markets
CNYOFFIRS	China Loan Prime Rate
CORRA	Canadian Overnight Repo Rate Average
CPI URNSA	US Consumer Price Urban Consumers NSA Index
CZK PRIBOR PRBO	Prague Interbank Offered Rate at which unsecured CZK funds are offered by Panel Banks in the interbank market.
EUR EXT CPI	European Consumer Price Index
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
JPY TONA OIS	Tokyo Swap Rate
KRW CD KSDA	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
NOK NIBOR OIBOR	The Norwegian Krone Interbank Offered Rate
NZD BBR FRA	The rate for the New Zealand Dollar bills of exchange for a period of designated maturity.
RBS	Royal Bank of Scotland
RCM	RBC Capital Markets
SAH	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken AB
SEK STIBOR SIDE	Swedish Krona Stockholm Interbank Offered Rate
SG	Societe General SA
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WF	Wells Fargo Bank NA
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Summary of Investments by Country as of September 29, 2023.
Country	Fair Value	Percentage of Fund Investments
United States	$216,210,075	46.70%
Japan	35,661,901	7.70
Mexico	27,401,997	5.92
United Kingdom	17,351,979	3.75
Romania	14,397,902	3.11
France	12,718,491	2.75
Italy	11,973,015	2.59
South Korea	11,865,673	2.56
Germany	11,844,872	2.56
Spain	10,741,594	2.32
Switzerland	8,346,402	1.80
South Africa	7,897,334	1.70
New Zealand	7,144,817	1.54
China	6,857,530	1.48
Canada	6,604,040	1.43
Greece	6,416,552	1.39
Netherlands	5,540,023	1.20
Cayman Islands	4,992,218	1.08
Belgium	4,032,359	0.87
Estonia	3,328,433	0.72
Austria	3,318,874	0.72
Luxembourg	2,954,452	0.64
Egypt	2,792,869	0.60
Togo	2,763,317	0.60
Ireland	2,528,974	0.55
Australia	1,945,629	0.42
Indonesia	1,930,805	0.42
Iceland	1,591,712	0.34
Latvia	1,555,363	0.34
Singapore	1,217,898	0.26
Thailand	1,106,151	0.24
Poland	1,020,851	0.22
Chile	1,019,270	0.22
Malaysia	917,735	0.20
Bermuda	822,535	0.18
Portugal	799,237	0.17
Finland	714,659	0.15
Sweden	663,450	0.14
Hungary	606,130	0.13
Nigeria	334,388	0.07
Panama	288,634	0.06
Slovenia	283,227	0.06
Denmark	255,569	0.05
Other	145,543	0.03
Peru	96,516	0.02
Total	$463,000,995	100.00%
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Purchased Options, Written Options, Purchased and Written Swaptions	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
Total Return Swaps	Real time, intra-day updates on equity stock or index levels, projected dividend curves, interest rate curves, and equity volatility surfaces and correlations.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 29, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Options and Swaptions
The Fund may buy and sell put and call options, or write put and call options to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, the Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an over-the-counter transaction or maybe executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as the Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When options expire, exercised or closed, the realized gain or loss is included on the Statement of Operations. The Fund held an average market value of $2,415,200 and $1,944,050 in purchased options and written options, respectively, for the reporting period.

September 29, 2023

Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When swaptions expire, exercised or closed, the realized gain or loss is included on the Statement of Operations. The Fund held an average market value of $26,555,000 and $92,665,000 in purchased swaptions and written swaptions, respectively, for the reporting period.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 536 long futures contracts and an average of 754 short futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $311,009,218 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $111,630,800 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $8,605,886,901 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation

September 29, 2023

measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $6,250,489 in inflation swaps for the reporting period.
Total Return Swap
Total return swaps are entered into to gain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market with another security or market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return of an underlying instrument, or basket of underlying instruments, in exchange for interest payments.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the Fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee Fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
The Fund held an average notional amount of $453,315 in total return swaps for the reporting period. Total return swaps are reported on a table following the Schedule of Investments.

September 29, 2023